UNITED STATES
                  SECURITIES AND EXCHANGE COMMISSION
                      Washington, D.C.  20549


                            FORM 13F

                      FORM 13F COVER PAGE

Report for the Calendar Year of Quarter Ended:  March 31, 2001
Check here if Amendment [  ]; Amendment Number:
This Amendment  (Check only one.):  [   ] is a restatement.
                                    [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Philadelphia Investment Management Company
Address:   1845 Walnut Street
           Suite 875
           Philadelphia, PA  19103

13F File Number:  801-26332

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:      William M. Shettle
Title:     President
Phone:     215-569-0079
Signature, Place, and Date of Signing:

   William M. Shettle     Philadelphia, Pennsylvania   May 14, 2001


Report Type  (Check only one.):

[  X]        13F HOLDINGS REPORT.
[   ]        13F NOTICE.
[   ]        13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

                       FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:        0

Form 13F Information Table Entry Total:   48

Form 13F Information Table Value Total:   $70,151



List of Other Included Managers:

 No.    13F File Number    Name

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
PIMCO Short Term Fund, Cl. A   MFUND            693391211      103 10267.736SH       SOLE                10267.736
AOL Time Warner Inc.           COM              00184A105     1832    45640 SH       SOLE                    45640
AT&T Corp Liberty Media Group  COM              001957208     1141    81519 SH       SOLE                    81519
American Home Products         COM              026609107     3232    55016 SH       SOLE                    55016
American Intl. Group           COM              026874107      644     8000 SH       SOLE                     8000
Bristol-Myers-Squibb           COM              110122108      327     5508 SH       SOLE                     5508
Citigroup, Inc.                COM              172967101     2407    53503 SH       SOLE                    53503
Colgate-Palmolive Co           COM              194162103      251     4550 SH       SOLE                     4550
Conoco Inc. 'A'                COM              208251306     1496    53240 SH       SOLE                    53240
Convergys Corp.                COM              212485106     1393    38620 SH       SOLE                    38620
Corning Inc.                   COM              219350105      770    37216 SH       SOLE                    37216
DST Systems                    COM              233326107     1979    41061 SH       SOLE                    41061
DuPont (E.I.)                  COM              263534109     2110    51835 SH       SOLE                    51835
El Paso Corp.                  COM              28336L109     3119    47771 SH       SOLE                    47771
Electronic Data Systems        COM              285661104     1653    29600 SH       SOLE                    29600
Eli Lilly                      COM              532457108     1332    17378 SH       SOLE                    17378
Exelon Corporation             COM              30161N101     1986    30273 SH       SOLE                    30273
Exxon Mobil Corporation        COM              30231G102      447     5516 SH       SOLE                     5516
Fairchild Corp.                COM              303698104       64    13060 SH       SOLE                    13060
Fannie Mae                     COM              313586109     2183    27423 SH       SOLE                    27423
First Data Corp.               COM              319963104     1767    29590 SH       SOLE                    29590
FleetBoston Financial Corp.    COM              339030108     1799    47643 SH       SOLE                    47643
General Electric               COM              369604103     1882    44962 SH       SOLE                    44962
Halliburton Company            COM              406216101     1099    29908 SH       SOLE                    29908
Hewlett-Packard                COM              428236103      988    31580 SH       SOLE                    31580
Informix Corporation           COM              456779107      101    18750 SH       SOLE                    18750
Int'l Business Mach Corp       COM              459200101     1498    15575 SH       SOLE                    15575
Intel Corp.                    COM              458140100      953    36228 SH       SOLE                    36228
J P Morgan Chase & Co.         COM              46625H100     1443    32135 SH       SOLE                    32135
Johnson & Johnson              COM              478160104     1644    18797 SH       SOLE                    18797
Mellon Financial Corp.         COM              58551A108     2168    53499 SH       SOLE                    53499
Minnesota Mining & Mfg.        COM              604059105     2192    21100 SH       SOLE                    21100
Motorola Inc.                  COM              620076109      164    11472 SH       SOLE                    11472
NCR Corp.                      COM              62886E108      286     7340 SH       SOLE                     7340
Nortel Networks Corp.          COM              656568102      246    17520 SH       SOLE                    17520
Oracle Corp.                   COM              68389X105     1247    83230 SH       SOLE                    83230
PepsiCo Inc.                   COM              713448108     1735    39471 SH       SOLE                    39471
Pfizer Inc.                    COM              717081103     3245    79237 SH       SOLE                    79237
Pharmacia Corporation          COM              71713U102     1665    33060 SH       SOLE                    33060
Proctor & Gamble               COM              742718109      367     5866 SH       SOLE                     5866
SBC Communications             COM              78387G103     2010    45032 SH       SOLE                    45032
Scientific-Atlanta             COM              808655104     1887    45380 SH       SOLE                    45380
Telefonica SA Sponsored ADR    COM              879382208     1877    39190 SH       SOLE                    39190
Tyco International             COM              902124106     1218    28170 SH       SOLE                    28170
United Technologies            COM              913017109     2308    31493 SH       SOLE                    31493
Wal-Mart Stores                COM              931142103     1642    32510 SH       SOLE                    32510
Williams Cos., Inc.            COM              969457100     2295    53560 SH       SOLE                    53560
WorldCom, Inc.                 COM              98157D106     1955   104595 SH       SOLE                   104595